GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 120	$ 262	$ 276
Goodwill	13,018	$ 13,489	$ 12,651
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	6,100
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,500
Four D Pharma Research Leon Cork Microbiota [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 13,300